United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   form n-csr

              certified shareholder report of registered management
                              investment companies

Investment Company Act file number  811-09541
                                   ------------------

AmeriPrime Advisors Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN                                         46204
--------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   7/31
                        ------------

Date of reporting period:  1/31/04
                         -----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

                              Polynous Growth Fund

                              Investment Objective:
                                Long-term Capital
                                  Appreciation


                               SEMI-ANNUAL REPORT

                                January 31, 2004

                      This page intentionally left blank.

Summary of Semi-Annual Period August 1, 2003 through January 31, 2004

Dear Shareholder,

     The Polynous Growth Fund's latest semi-annual period resulted in continued positive performance for its shareholders. Please refer to the management discussion in the following section for a commentary on the Fund's performance as this shareholder letter will contain more general commentary on overall economic and stock market conditions.

     The overall stock market also continued to have a significant recovery during the latest semi-annual period. The strong upward movement of the stock market was based on building confidence that the U.S. economy is now in a sustainable recovery and the positive liquidity effects of low interest rates and relatively high money supply growth. The significant upward movement of market indexes over the last year may, however, result in a short-term period of market consolidation.

     Aside from the stock market being likely to experience a period of consolidation after such strong gains, there are also some other factors of concern to many investors. Although the economic recovery has been relatively strong in the growth of overall economic activity, there is also, unfortunately, a very notable lag in employment growth. On one hand the overall unemployment rate (less than six percent) is not very high relative to typical peak unemployment rates of seven to eight percent at the beginning of a new growth cycle. On the other hand, there has been almost no growth in aggregate employment.

     The economic recovery in the early 1990's was also notable for the lack of employment growth relative to previous recoveries but this economic recovery has even lagged the minimal employment growth we experienced during that period. Although there is a lot of political rhetoric during an election year about the movement of U.S. jobs to lower cost foreign locations, I believe the reasons for the low employment growth are much more complex. The complexity is a combination of rapid productivity growth where existing employees are more productive due to increasingly sophisticated deployment of technology, much more disciplined corporate management in general, and also a low nominal growth rate environment due to very low inflation.

     The increased productivity from deploying more advanced technologies in the workplace results partly from more sophisticated work processes enabled by continually developing software applications and partly from the continual decreases in the cost of computing and communications equipment. The basic building blocks of computing and communications equipment, semiconductor circuits, have declined in price by 20 to 25 percent annually for approximately the last 30 years. Since employees do not typically decline in price, a lot of the slow employment growth is from the pure economics that deploying technology equipment is much more economically effective than employing another employee.

     The more disciplined corporate management is partly a result of the more sophisticated information systems that allow more intensive real-time management of their businesses and partly from the unrelenting competitive pressures stemming from their peers using similar management practices. With the very efficient capital markets in the U.S. that are continually searching for the best corporate performers to receive relatively higher allocations of capital, it is a pretty serious decision today for a corporation to increase their cost base by hiring more employees and possibly be perceived as having higher costs than their competitors.

     The more subtle factor affecting employment growth is what I have described above as a low nominal growth rate. Inflation is very low, currently at around only one percent, versus historical inflation rates averaging three to four percent and occasional periods where inflation has been six to eight percent. Nominal growth is the sum of real growth and the inflation rate and while current real growth of four to five percent is in line with historical averages, the resulting nominal growth rate of around five percent is much lower than typical nominal growth rates of eight to ten percent. In other words, although the economy is having a real recovery in statistical terms, the overall rates of growth just do not feel very exciting to most people which may result in another potential depressant on the rate of employment growth.

     The factors listed above may all sound fairly negative for the prospects of exciting employment growth, but I believe that the combination of factors may also be viewed as one of the strengths of the U.S. economy. A much disciplined economy that actively deploys innovative tools for managing its businesses will continue to be a very productive economy in my opinion. The potential personal misfortune of not benefiting from an aggressive hiring environment is unfortunate if someone needs to find employment but with a total unemployment rate of less than six percent the overall economy is not currently experiencing a significant amount of economic pain. Ultimately, the tendency to continually deploy advanced tools for managing businesses will result in higher profitability that will also result in higher employment growth.

     In the interim, however, the lack of employment growth will probably be a somewhat weighty factor hanging over the stock market. Another weighty factor, however, is the increased scrutiny on every other economic statistic that is released given the uncertainties stemming from the employment situation. The potential volatility from such scrutiny will probably be frustrating for the stock market throughout the spring and early summer. Within a few months, however, there will probably be more confidence about the state of the current economic recovery. Unfortunately, that confidence may be obscured by what could be one of the nastiest presidential election campaigns in history. It is not my place to comment on the positions of the various political parties, but it is probably accurate to say that one party will continually claim that things are being mismanaged and the other party will continually claim that the other candidate is seriously flawed, and the end result will be that no one feels very good and the stock market may also reflect such a general sense of malaise.

     Our strategy in such an environment will not be much different than usual, however, which is to use our internally generated fundamental research to opportunistically invest in attractively priced growth stocks. The choppy environments that I am essentially predicting will probably give us a lot of opportunities, and so I look forward to attempting to continue the Fund's attractive performance.

                                                Yours truly,

                                                /s/ Kevin L. Wenck

                                                Kevin L. Wenck, President






     The views expressed are those of the author. Views expressed are subject to change based on market and other conditions. This report contains forward-looking statements, and actual results may differ materially from those projected in such statements.

     For prospectus and more information, including charges and expenses, call toll-free 1-800-528-8069. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Polynous Securities, LLC.
One Pine Street, Suite 2208
San Francisco, CA 94111
Member NASD,SIPC

Management Discussion & Analysis

     As noted in the main shareholder letter, the Fund appreciated 13.06% during the six month period ended January 31, 2004. This performance is attractive in absolute terms but it did trail the performance of major market indexes. The S&P 500 Index that consists mainly of large companies appreciated 15.21% during the period and the Russell 2000 Index that consists of smaller companies appreciated 22.67%. The relatively large appreciation of the Russell 2000 Index was due to a lot of speculative investment activity that will often occur during the later phases of a market rally. It is interesting to note that the best performing groups of companies for the entire year in 2003 in the stock market were companies that were losing money from their business operations. As economic sentiment started to improve later in the year, investors began to speculatively throw large amounts of money at such companies on the bet that they might become profitable in 2004. The disciplined investment process used by the Fund results in such types of companies appearing to be of poor quality and so the Fund is limited in its ability to own such companies regardless of their currently attractive stock market performance.

     At the end of the quarter you may also note that the Fund is only about 75% invested in common stocks. After the speculative environment of the previous six months, I believed that it would be prudent to be more conservatively invested in case there was a period of market softness such as what has now occurred throughout most of February and March. You may also note that the one large position in the Fund that had almost quadrupled in the last year (Optical Cable Corporation) has now been decreased to about 15 percent of the portfolio. As of mid-March, the position has also been further decreased to less than six percent of the portfolio, which is much more in line with the historical position sizes that have typically been used by the Fund.

Investment Results

                                                            Average Annual Total Returns
                                                        (for periods ended January 31, 2004)

                                                                                                    Since Inception
                                      One Month      Six Months      One Year      Five Year       (August 12, 1996)
                                    --------------  -------------   -----------   -------------   --------------------

Polynous Growth Fund*                       6.42%         13.06%        63.15%           1.57%           2.02%

Polynous Growth Fund*                       1.67%          8.01%        55.70%           0.64%           1.39%
(after deduction of sales load)

S&P 500 Index**                             1.84%         15.21%        34.53%          -1.03%           8.99%

Russell 2000 Index**                        4.34%         22.67%        58.03%           9.60%           9.42%


     The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above. The Fund's advisor waived fees and/or reimbursed expenses, which improved the Fund's performance.

     * Return figures reflect any change in price per share and assume the reinvestment of all distributions.

     ** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 and Russell 2000 are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund's portfolio.

 Comparison       of the Growth of a $10,000 Investment in the Polynous Growth
                  Fund, the S&P 500 Index and the Russell 2000 Index

                 Polynous
                  Growth       S&P 500      Russell 2000
                   Fund         Index          Index
                ($11,082)     ($19,035)      ($19,596)
              --------------------------------------------


      8/12/96     9,546.54    10,000.00        10,000.00
      7/31/97    11,435.83    14,609.87        12,871.26
      7/31/98    11,257.75    17,426.23        13,169.17
      7/31/99    10,308.28    20,947.64        14,145.12
      7/31/00     8,789.26    22,826.70        16,092.65
      7/31/01     9,677.74    19,557.19        15,817.37
      7/31/02     5,693.91    14,934.06        12,976.59
      7/31/03     9,801.94    16,522.63        15,974.92
      1/31/04    11,082.11    19,035.21        19,596.34

     The chart above assumes an initial investment of $10,000 made on August 12, 1996 (commencement of Fund operations) and held through January 31, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Polynous Growth Fund
Schedule of Investments
January 31, 2004 (Unaudited)

Common Stocks - 75.27%                                                       Shares            Value
                                                                          -------------     -------------

Arrangement Of Transportation Of Freight & Cargo - 2.40%
EGL, Inc. (a)                                                                   11,800        $  189,390
                                                                                            -------------

Crude Petroleum & Natural Gas - 1.94%
Cimarex Energy Co. (a)                                                           5,800           153,004
                                                                                            -------------

Drawing & Insulating of Nonferrous Wire - 14.69%
Optical Cable Corp. (a)                                                        145,300         1,160,947
                                                                                            -------------

Electromedical & Electrotherapeutic Apparatus - 1.93%
CardioDynamics International Corp. (a)                                          23,500           152,750
                                                                                            -------------

Hospital & Medical Service Plans - 5.66%
Anthem, Inc. (a)                                                                 2,800           228,984
First Health Group Corp. (a)                                                    11,000           218,020
                                                                                            -------------
                                                                                                 447,004
                                                                                            -------------

In Vitro & In Vivo Diagnostic Substances - 4.13%
Able Laboratories (a)                                                           11,000           192,500
Meridian Bioscience, Inc.                                                       11,600           133,980
                                                                                            -------------
                                                                                                 326,480
                                                                                            -------------

Manifold Business Forms - 2.35%
Ennis Business Forms                                                            11,700           186,030
                                                                                            -------------

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 2.34%
Quiksilver, Inc.  (a)                                                           11,200           184,576
                                                                                            -------------

National Commercial Banks - 4.73%
First Commonwealth Financial Corp.                                              13,000           186,940
Susquehanna Bancshares, Inc.                                                     7,400           187,146
                                                                                            -------------
                                                                                                 374,086
                                                                                            -------------

Oil & Gas Field Machinery & Equipment - 2.22%
W-H Energy Services, Inc. (a)                                                   11,100           175,713
                                                                                            -------------

Optical Instruments & Lenses - 1.03%
Meade Instruments Corp. (a)                                                     22,600            81,586
                                                                                            -------------


See accompanying notes which are an integral part of the financial statements.

Polynous Growth Fund
Schedule of Investments - continued
January 31, 2004 (Unaudited)

Common Stocks - 75.27% - continued                                           Shares            Value
                                                                          -------------     -------------

Pharmaceutical Preparations - 2.87%
King Pharmaceuticals, Inc. (a)                                                  13,600      $    226,848
                                                                                            -------------

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 2.49%
A. Schulman, Inc.                                                               11,300           196,620
                                                                                            -------------

Retail - Apparel & Accessory Stores - 1.11%
Jos. A. Bank Clothiers, Inc. (a)                                                 2,000            87,780
                                                                                            -------------

Retail - Jewelry Stores - 2.50%
Friedmans, Inc.                                                                 26,900           197,446
                                                                                            -------------

Retail - Radio TV & Consumer Electronics Stores - 2.53%
Conn's, Inc. (a)                                                                12,500           200,000
                                                                                            -------------

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.76%
DRS Technologies, Inc. (a)                                                       7,600           218,196
                                                                                            -------------

Semiconductors & Related Devices - 2.40%
MEMC Electronic Materials, Inc. (a)                                             18,000           189,360
                                                                                            -------------

Services - Educational Services - 2.61%
INVESTools, Inc. (a)                                                            86,500           205,870
                                                                                            -------------

Services - Management Consulting Services - 0.67%
Exult, Inc. (a)                                                                  8,400            53,004
                                                                                            -------------

Services - Miscellaneous Health & Allied Services - 2.43%
Prime Medical Services, Inc  (a)                                                34,900           191,950
                                                                                            -------------

State Commercial Banks - 4.75%
Provident Bankshares Corp.                                                       6,200           190,588
S&T Bancorp, Inc.                                                                6,100           184,525
                                                                                            -------------
                                                                                                 375,113
                                                                                            -------------

Trucking (No Local) - 2.38%
Heartland Express, Inc.                                                          8,600           187,824
                                                                                            -------------


See accompanying notes which are an integral part of the financial statements.

Polynous Growth Fund
Schedule of Investments - continued
January 31, 2004 (Unaudited)

Common Stocks - 75.27% - continued                                           Shares            Value
                                                                          -------------     -------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.35%
Axcan Pharma Inc. (a)                                                           10,300      $    185,400
                                                                                            -------------

TOTAL COMMON STOCKS (Cost $5,163,566)                                                          5,946,977
                                                                                            -------------

Private Placements - 0.12%
Gene Logic Escrow Holding (Note 4)                                               1,250             9,503
                                                                                            -------------

TOTAL PRIVATE PLACEMENTS (Cost $5,000)                                                             9,503
                                                                                            -------------

Warrants - 0.00%
UQM Technologies                                                                 4,600                 -
                                                                                            -------------

TOTAL WARRANTS (Cost $0)                                                                               -
                                                                                            -------------

                                                                           Principal
U.S. Treasury & Agency Obligations - 25.30%                                  Amount            Value
                                                                          -------------     -------------

U.S. Treasury Bill, 0.00%, 2/05/2004                                         $ 500,000           499,964
U.S. Treasury Bill, 0.00%, 2/12/2004                                           500,000           499,910
U.S. Treasury Bill, 0.00%, 2/19/2004                                           500,000           499,833
U.S. Treasury Bill, 0.00%, 2/26/2004                                           500,000           499,747
                                                                                            -------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $1,999,454)                                     1,999,454
                                                                                            -------------

Money Market Securities - 4.93%
Huntington Money Market Fund - Investment Shares, 0.20% (b)                    389,739           389,739
                                                                                            -------------

TOTAL MONEY MARKET SECURITIES (Cost $389,739)                                                    389,739
                                                                                            -------------

TOTAL INVESTMENTS (Cost $7,557,759) - 105.62%                                                $ 8,345,673
                                                                                            -------------

Liabilities in excess of other assets - (5.62%)                                                 (444,312)
                                                                                            -------------

TOTAL NET ASSETS - 100.00%                                                                   $ 7,901,361
                                                                                            =============


-------------
(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at January 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Polynous Growth Fund
Statement of Assets and Liabilities
January 31, 2004 (Unaudited)


Assets
Investments in securities, at value (cost $7,557,759)                                                  $ 8,345,673
Interest receivable                                                                                             83
Dividends receivable                                                                                         6,120
Receivable for investments sold                                                                            200,057
Receivable for fund shares sold                                                                             14,348
Other assets                                                                                                   164
                                                                                                    ---------------
     Total assets                                                                                        8,566,445
                                                                                                    ---------------

Liabilities
Accrued advisory fees                                                                                        1,051
Accrued 12b-1 fees                                                                                           1,622
Other payables and accrued expenses                                                                         11,155
Payable for investments purchased                                                                          651,256
                                                                                                    ---------------
     Total liabilities                                                                                     665,084
                                                                                                    ---------------

Net Assets                                                                                             $ 7,901,361
                                                                                                    ===============

Net Assets consist of:
Paid in capital                                                                                         12,769,602
Accumulated net investment income (loss)                                                                   (58,760)
Accumulated net realized gain (loss) on investments                                                     (5,597,395)
Net unrealized appreciation (depreciation) on investments                                                  787,914
                                                                                                    ---------------

Net Assets                                                                                             $ 7,901,361
                                                                                                    ===============

Net Asset Value
Net Asset value per share ($7,901,361 / 681,246)                                                           $ 11.60
                                                                                                    ===============

Offering price per share ($11.60 / 0.955)                                                                  $ 12.15
                                                                                                    ===============

Redemption price per share ($11.60 * 0.99) (Note 8)                                                        $ 11.48
                                                                                                    ===============


See accompanying notes which are an integral part of the financial statements.

Polynous Growth Fund
Statement of Operations
Six months ended January 31, 2004 (Unaudited)


Investment Income
Dividend income                                                                                          $ 6,143
Interest income                                                                                            7,784
                                                                                                    -------------
  Total Income                                                                                            13,927
                                                                                                    -------------

Expenses
Investment advisor fee                                                                                    38,256
Administration expenses                                                                                   13,964
Transfer agent expenses                                                                                   10,329
12b-1 fee                                                                                                  9,564
Fund accounting expenses                                                                                   6,963
Legal expenses                                                                                             6,963
Auditing expenses                                                                                          3,481
Registration expenses                                                                                      3,406
Custodian expenses                                                                                         2,793
Printing expenses                                                                                          2,793
Miscellaneous expenses                                                                                     1,377
Pricing expenses                                                                                           1,262
Trustee expenses                                                                                           1,033
Insurance expenses                                                                                           842
                                                                                                    -------------
  Total Expenses                                                                                         103,026
Waived expenses (a)                                                                                      (30,339)
                                                                                                    -------------
Net operating expenses                                                                                    72,687
                                                                                                    -------------
Net Investment Income (Loss)                                                                             (58,760)
                                                                                                    -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                        533,609
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              418,516
                                                                                                    -------------
Net realized and unrealized gain (loss) on investment securities                                         952,125
                                                                                                    -------------
Net increase (decrease) in net assets resulting from operations                                        $ 893,365
                                                                                                    =============


(a) See note 3 to the financial statements.

See accompanying notes which are an integral part of the financial statements.

Polynous Growth Fund
Statements of Changes In Net Assets

                                                                                    Six months ended
                                                                                    January 31, 2004          Year ended
                                                                                       (Unaudited)           July 31, 2003
                                                                                   --------------------     ----------------
Operations
  Net investment income (loss)                                                               $ (58,760)            $ (2,884)
  Net realized gain (loss) on investment securities                                            533,609             (662,516)
  Change in net unrealized appreciation (depreciation)                                         418,516            3,827,659
                                                                                   --------------------     ----------------
  Net increase (decrease) in net assets resulting from operations                              893,365            3,162,259
                                                                                   --------------------     ----------------

Capital Share Transactions
  Proceeds from shares sold                                                                    295,940            2,229,207
  Amount paid for shares repurchased                                                        (1,524,529)          (1,303,253)
                                                                                   --------------------     ----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                (1,228,589)             925,954
                                                                                   --------------------     ----------------
Total Increase (Decrease) in Net Assets                                                       (335,224)           4,088,213
                                                                                   --------------------     ----------------

Net Assets
  Beginning of period                                                                        8,236,585            4,148,372
                                                                                   --------------------     ----------------

  End of period                                                                            $ 7,901,361          $ 8,236,585
                                                                                   ====================     ================

 Accumulated net investment income (loss)                                                    $ (58,759)                 $ -
                                                                                   --------------------     ----------------

Capital Share Transactions
  Shares sold                                                                                   27,498              262,953
  Shares repurchased                                                                          (148,827)            (156,173)
                                                                                   --------------------     ----------------

  Net increase (decrease) from capital transactions                                           (121,329)             106,780
                                                                                   ====================     ================


See accompanying notes which are an integral part of the financial statements.

Polynous Growth Fund
Financial Highlights

                                           Six months ended
                                           Jan. 31, 2004      Year ended     Year ended    Year ended    Year ended     Year ended
                                            (Unaudited)     July 31, 2003  July 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999
                                           ---------------   ------------  ------------  ------------  ------------  ------------

Selected Per Share Data
Net asset value, beginning of period              $ 10.26         $ 5.96       $ 10.13        $ 9.20       $ 10.79       $ 12.85
                                           ---------------   ------------  ------------  ------------  ------------  ------------

Income from investment operations
  Net investment income (loss)                      (0.08)          0.00         (0.15)        (0.01)        (0.12)        (0.18)
  Net realized and unrealized gain (loss)            1.42           4.30         (4.02)         0.94         (1.47)        (1.01)
                                           ---------------   ------------  ------------  ------------  ------------  ------------
Total from investment operations                     1.34           4.30         (4.17)         0.93         (1.59)        (1.19)
                                           ---------------   ------------  ------------  ------------  ------------  ------------

Less Distributions to Shareholders:
  From net investment income                            -              -             -             -             -             -
  From net realized gains                               -              -             -             -             -         (0.87)
                                           ---------------   ------------  ------------  ------------  ------------  ------------
Total distributions                                     -              -             -             -             -         (0.87)
                                           ---------------   ------------  ------------  ------------  ------------  ------------

Net asset value, end of period                    $ 11.60        $ 10.26        $ 5.96       $ 10.13        $ 9.20       $ 10.79
                                           ===============   ============  ============  ============  ============  ============

Total Return                                        13.06% (a)     72.15%       (41.16)%        10.09%       (14.74)%      (8.34)%

Ratios and Supplemental Data
Net assets, end of period (000)                   $ 7,901        $ 8,237       $ 4,148       $ 7,631       $ 7,593      $ 16,702
Ratio of expenses to average net assets              1.90% (b)      1.90%         1.90%         1.90%         1.90%         1.90%
Ratio of expenses to
   average net assets before waiver
   & reimbursement                                   2.69% (b)      3.44%         3.17%         4.42%         4.09%         2.41%
Ratio of net investment income to
   average net assets                               (1.54)%(b)      (0.05)%       (1.57)%       (0.12)%       (0.95)%       (1.42)%
Ratio of net investment income to
   average net assets before waiver
   & reimbursement                                  (2.33)%(b)      (1.60)%       (2.83)%       (2.64)%       (3.14)%       (1.93)%
Portfolio turnover rate                            238.05%        194.90%       405.11%       494.19%       261.88%       102.53%


---------------------
(a) Not annualized.
(b) Annualized.

See accompanying notes which are an integral part of the financial statements.

                              Polynous Growth Fund
                        Notes to the Financial Statements
                                January 31, 2004
                                   (Unaudited)

NOTE 1.  ORGANIZATION

     The Polynous Growth Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on February 8, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. On March 30, 2001, the Fund acquired all of the assets and assumed all of the liabilities of the Polynous Growth Fund, a series of the Polynous Trust in a tax-free reorganization. The investment objective of the Fund is long-term capital appreciation. The investment advisor of the Fund is Polynous Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                              Polynous Growth Fund
                        Notes to the Financial Statements
                          January 31, 2004 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

     Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Polynous Capital Management, Inc. to manage the Fund's investments. Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% on net assets of $100 million and below; 0.75% on the next $150 million; 0.60% on the next $250 million; 0.50% on the next $500 million; and 0.40% on all net assets amounts above $1 billion. The Advisor earned fees of $38,256 from the Fund for the six months ended January 31, 2004. The Advisor has contractually agreed to reduce some, or all, of its management fees and/or reimburse Fund expenses to keep total annual operating expenses at or below 1.90% through November 30, 2004. For the six months ended January 31, 2004, the Advisor was obligated to waive and/or reimburse expenses of $30,339.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For those services Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets under $50 million, 0.07% of the Fund's average daily net assets from $50 million to $100 million, and 0.05% of the Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended January 31, 2004, Unified earned $13,964 from the Fund.

                              Polynous Growth Fund
                        Notes to the Financial Statements
                          January 31, 2004 - continued
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to various minimum monthly fees, the maximum being $1,250) for these transfer agency services. For the six months ended January 31, 2004, Unified received fees of $7,536 from the Fund for transfer agent services provided to the Fund and $2,793 from Fund in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets from $100 million to $150 million, and 0.02% of the Fund's net assets over $150 million (subject to various monthly minimum fees, the maximum being $1,667). For the six months ended January 31, 2004, Unified earned $6,963 from the Fund. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

     Polynous Securities, LLC (the "Distributor"), an affiliate of the Advisor, serves as principal underwriter for the Fund. Under the terms of the Underwriting Agreement between the Trust and the Distributor, the Distributor earned $1,223 from underwriting and broker commissions on the sale of shares of the Fund during the six months ended January 31, 2004. Kevin L. Wenck may be deemed to be an affiliate of the Distributor.

     The Fund has adopted a distribution plan in accordance to Rule 12b-1 under the Investment Company Act of 1940 under which the Fund will pay a distribution fee at a rate of .25% per annum of the average daily net assets to reimburse the Distributor for expenses in distributing shares and promoting sales of the Fund. For the six months ended January 31, 2004, the Fund paid the Distributor $9,564 for distribution costs incurred.

NOTE 4.  RESTRICTED SECURITIES

     The private placement shares of Gene Logic, Inc. is a result of an acquisition of a previous stock held by the Fund, TherImmune Research Corporation. The acquisition was completed on April 1, 2003. The shares, as reported on the Schedule of Investments, and cash received for the acquisition are held in escrow to meet claims and expenses as set forth in the acquisition agreement. These amounts will be distributed after the expiration of the 18-month escrow period. The escrow shares have been valued at $7.60 per share pursuant to procedures adopted by the Board of Trustees.

NOTE 5.  INVESTMENTS

     For the six months ended January 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
     U.S. Government Obligations         $          -
     Other                                 12,996,477

                              Polynous Growth Fund
                        Notes to the Financial Statements
                          January 31, 2004 - continued
                                   (Unaudited)

NOTE 5.  INVESTMENTS - continued

Sales
     U.S. Government Obligations         $          -
     Other                                 12,707,246

     As of January 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation           $ 1,010,811
Gross (Depreciation)            (222,897)
                          ---------------
Net Appreciation
on Investments                 $ 787,914
                          ===============

     At January 31, 2004, the aggregate cost of securities for federal income tax purposes was $7,557,759.

NOTE 6.  ESTIMATES

     Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2004, Delaware Charter Guarantee & Trust held 32.41% of the Fund in an omnibus account for the benefit of others.

                              Polynous Growth Fund
                        Notes to the Financial Statements
                          January 31, 2004 - continued
                                   (Unaudited)

NOTE 8. CONTINGENT DEFERRED SALES CHARGE

     There is no initial sales charge on purchase of shares of $500,000 or more; however, the dealer receives 1.00% fee from the Distributor and a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within 12 months of purchase, based on the lower of the shares' cost or current net asset value. In addition, shares purchased by certain investors investing $500,000 or more that have made arrangements with the Distributor, are not subject to any charge. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. No CDSC charge is imposed on the redemption of shares acquired through reinvestment of income dividends or capital gains distributions. The Distributor receives the entire amount of the CDSC to defray its expense in providing certain distribution-related services to the Fund, including payment of sales commissions to selling dealers or qualifying financial institutions, as described above.

                              Polynous Growth Fund
                        Notes to the Financial Statements
                          January 31, 2004 - continued
                                   (Unaudited)

NOTE 9. CAPITAL LOSS CARRYFORWARDS

     At July 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $6,429,550, of which $1,405,178 expires in 2007, $2,760,352 expires in 2008, $1,539,782 expires in 2009 and $724,238 expires in
2011. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 10. DISTRIBUTION TO SHAREHOLDERS

     There were no distributions to shareholders for the six months ended January 31, 2004 or the fiscal years ended July 31, 2003 and 2002.

     As of July 31, 2003, the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)             $          -
Undistributed long-term capital gain/(accumulated losses)        (6,030,949)
Unrealized appreciation/(depreciation)                              269,343
                                                             ---------------
                                                               $ (5,761,606)
                                                             ===============

     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of wash sales and post-October losses.

     As of January 31, 2004, the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)             $    (58,760)
Undistributed long-term capital gain/(accumulated losses)        (5,597,395)
Unrealized appreciation/(depreciation)                              787,914
                                                             ---------------
                                                               $ (4,868,241)
                                                             ===============

NOTE 11. CHANGE OF AUDITORS

     On March 14, 2004, Cohen McCurdy, Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Fund's independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was approved by both the Audit Committee and the Board of Trustees.

     McCurdy's report on the Fund's financial statements as of July 31, 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement's date and through the date of the engagement of Cohen, there were no disagreements between the

                              Polynous Growth Fund
                        Notes to the Financial Statements
                          January 31, 2004 - continued
                                   (Unaudited)

NOTE 11. CHANGE OF AUDITORS - continued

Fund and McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of McCurdy, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.


                                  PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (800) 528-8069.


19

TRUSTEES                                           INDEPENDENT ACCOUNTANTS
Timothy L. Ashburn, Chairman                       Cohen McCurdy, Ltd.
Gary E. Hippenstiel                                27955 Clemens Rd.
Stephen A. Little                                  Westlake, OH 44145
Daniel J. Condon
Ronald C. Tritschler                               LEGAL COUNSEL
                                                   Thompson Hine LLP
OFFICERS                                           312 Walnut St., Suite 1400
Timothy L. Ashburn, President and Asst. Secretary  Cincinnati, OH 45202
Thomas G. Napurano, Chief Financial Officer
and Treasurer                                      CUSTODIAN
Carol J. Highsmith, Secretary                      U.S. Bank, N.A.
                                                   425 Walnut St.
INVESTMENT ADVISOR                                 Cincinnati, OH 45202
Polynous Capital Management, Inc.
One Pine Street, Suite 2208                        ADMINISTRATOR, TRANSFER AGENT
San Francisco, CA 94111                            AND FUND ACCOUNTANT
                                                   Unified Fund Services, Inc.
DISTRIBUTOR                                        431 N. Pennsylvania Street
Polynous Securities, LLC.                          Indianapolis, Indiana 46204
One Pine Street, Suite 2208
San Francisco, CA 94111



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Polynous Securities, LLC.
Member NASD/SIPC

                              Polynous Growth Fund
                         c/o Unified Fund Services, Inc.
                                   PO Box 6110
                           Indianapolis, IN 46206-6110

FOR MORE INFORMATION

          Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Funds' latest semi-annual or annual fiscal year-end. Call the Fund at (800) 528-8069 to request free copies of the SAI and the Fund'a annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.



Investment Company Act #811-09541

                              Polynous Growth Fund
                         c/o Unified Fund Services, Inc.
                                   PO Box 6110
                           Indianapolis, IN 46206-6110

Item 2. Code of Ethics.  Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not Applicable

Item 10.  Controls and Procedures.

          (a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 7, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

          (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

          (a)(1) Not Applicable

          (a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

          (a)(3) Not Applicable

          (b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Advisors Trust

By
*     /s/ Timothy Ashburn
 ------------------------------------
         Timothy Ashburn, President

Date    4/12/04
    ---------------------------------

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*      /s/ Timothy Ashburn
 ------------------------------------
         Timothy Ashburn, President

Date   4/12/04
    ---------------------------------

By
*   /s/ Thomas Napurano
 ----------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date    4/12/04
    ---------------------------------